Retirement-Related Benefits (Tables)	12 Months Ended
Jan. 31, 2015
Retirement Related Benefits [Abstract]
Schedule of costs of retirement plans
The following table summarizes the contribution expense related to the Company's retirement-related benefits for fiscal 2015, 2014 and 2013:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Defined contribution plans:
U.S.	$898	$877	$818
International	167	165	166
Defined benefit plans:
International	5	20	26
Total contribution expense for retirement-related benefits	$1,070	$1,062	$1,010